Debt issued measured at amortized cost (Tables)	12 Months Ended
Dec. 31, 2024
Notes And Debentures Issued [Member]
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Detailed Information About Borrowings Explanatory

USD m 31.12.24 31.12.23
Short-term debt
1
30,509 38,530
Senior unsecured debt

133,159 147,547
of which: contributes to total loss-absorbing capacity (TLAC) 92,515 101,939 of which: issued by UBS AG standalone with original maturity greater than one year
32,664 18,446
of which: issued by Credit Suisse AG standalone with original maturity greater than one year
24,609
Covered bonds 8,762 5,214
Subordinated debt 15,030 17,644
of which: eligible as high-trigger loss-absorbing additional tier 1 capital instruments
2
13,084 10,744
of which: eligible as low-trigger loss-absorbing additional

tier 1 capital instruments
1,245 1,214
of which: eligible as non-Basel III-compliant tier 2 capital instruments
207 538
Debt issued through the Swiss central mortgage institutions 26,335 27,377
Other long-term debt 424 1,506
Long-term debt
3
183,709 199,288
Total debt issued measured at amortized cost 4,5 214,219 237,817
1 Debt with an original contractual maturity of less than one year,

includes mainly certificates of deposit and commercial paper.

2 For 31 December 2024, includes USD
6.9 bn (31 December 2023: USD 3.6 bn) that
are, upon the occurrence

of a trigger event or

a viability event, subject to

conversion into ordinary UBS

shares.

3 Debt with an original

contractual maturity greater than

or equal to one year.

The classification of
debt issued into short-term and long-term does not consider any early redemption features.

4 Net of bifurcated embedded derivatives, the fair value

of which was not material for the periods presented.

5 Except
for Covered bonds ( 100
% secured), Debt issued

through the Swiss central

mortgage institutions (
100
% secured) and Other long-term

debt (
91 % secured), 100
% of the balance was

unsecured as of 31 December
2024.